CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net earnings (loss)	$ 2,826	$ 2,459	$ (1,943)
Other comprehensive income (loss) net of income taxes:
Cumulative impact of implementing new accounting guidance, net of taxes			(29)
Change in unrealized gains (losses), net of reclassification adjustment	366	459	1,360
Defined benefit plans:
Net gain (loss) arising during year	(169)	(121)	(65)
Less: reclassification adjustment for:
Amortization of net (gains) losses included in net periodic cost	94	82	65
Amortization of net prior service credit included in net periodic cost	1	(1)	(3)
Other comprehensive income (loss) - defined benefit plans	(74)	(40)	(3)
Total other comprehensive income (loss), net of income taxes	292	419	1,328
Comprehensive income (loss)	3,118	2,878	(615)
Less: Comprehensive (income) loss attributable to noncontrolling interest	122	(228)	(425)
Comprehensive Income (Loss) Attributable to AXA Equitable	$ 3,240	$ 2,650	$ (1,040)